Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Summary of Net profit for the year from discontinued operations (Detail)
$ in Thousands, $ in Millions
	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)		Dec. 31, 2020 MXN ($)
Operating revenues:
Service revenues	$ 712,985,548	$ 36,725	$ 694,300,431	[1]	$ 688,029,934	[1]
Sales of equipment	131,515,849	6,774	136,387,021	[1]	127,369,153	[1]
Operating revenues	844,501,397	43,499	830,687,452	[1]	815,399,087	[1]
Total costs and expenses	330,532,450	17,025	328,510,002	[1]	323,468,972	[1]
Operating income	170,870,752	8,802	167,556,250	[1]	148,812,807	[1]
Profit before income tax	134,269,499	6,916	104,807,649	[1]	52,617,349	[1]
Tax expense:
Net profit for the year from discontinued operations	(6,719,015)	$ (346)	124,235,942	[1]	11,587,779	[1]
Discontinued operations [member] | Tracfone Wireless Inc Tracfone [member]
Operating revenues:
Service revenues			130,091,540		149,376,532
Sales of equipment			22,160,481		27,802,837
Operating revenues			152,252,021		177,179,369
Total costs and expenses			134,495,316		157,327,836
Operating income			17,756,705		19,851,533
Financial cost			(1,733)		(2,026)
Gain on disposal of discontinued operations			132,821,709		0
Profit before income tax			150,576,681		19,849,507
Tax expense:
Related to pre-tax profit from the ordinary activities for the period			2,571,541		2,856,882
Related to gain on disposal from discontinued operations			26,294,422		0
Net profit for the year from discontinued operations			121,710,718		16,992,625
Discontinued operations [member] | Claro Panama [Member]
Operating revenues:
Service revenues	1,210,109		2,667,497		2,932,390
Sales of equipment	206,595		394,534		317,802
Operating revenues	1,416,704		3,062,031		3,250,192
Total costs and expenses	1,403,311		3,378,614		5,198,532
Operating income	13,393		(316,583)		(1,948,340)
Financial cost	(39,538)		(89,974)		(117,300)
Gain on disposal of discontinued operations	3,405,014		0		0
Profit before income tax	3,378,869		(406,557)		(2,065,640)
Tax expense:
Related to pre-tax profit from the ordinary activities for the period	0		5,297		14,713
Net profit for the year from discontinued operations	$ 3,378,869		$ (411,854)		$ (2,080,353)

[1]	Restated for discontinued operations